Nature of Business and Summary of Significant Accounting Policies (Details Textual) (Detail)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 30, 2016 Location	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Number of in-store branches closing | Location	4
Accelerated depreciation			$ 89,000
Severance costs			56,000
Intangible assets		$ 791,000	872,000		$ 791,000		$ 872,000	$ 104,000	$ 161,000
Amortization of core deposit intangible		38,000		$ 21,000	81,000	$ 35,000	111,000	57,000	57,000
Uninsured deposits			0				0	0
Advertising, marketing and public relations		$ 105,000		$ 145,000	$ 168,000	$ 282,000	701,000	659,000	43,000
Core deposit intangible
Property, Plant and Equipment [Line Items]
Intangible assets			872,000				872,000	104,000	$ 161,000
Amortization of core deposit intangible							111,000	57,000
Finite-Lived intangible assets, accumulated amortization			$ 2,527,000				$ 2,527,000	$ 2,416,000
Minimum
Property, Plant and Equipment [Line Items]
Maturity of certificate of deposit investments, in years							2 years
Minimum | Core deposit intangible
Property, Plant and Equipment [Line Items]
Finite-Lived intangible asset, useful life							7 years
Maximum
Property, Plant and Equipment [Line Items]
Maturity of certificate of deposit investments, in years							3 years
Maximum | Core deposit intangible
Property, Plant and Equipment [Line Items]
Finite-Lived intangible asset, useful life							15 years
Buildings and Components | Minimum
Property, Plant and Equipment [Line Items]
Useful lives assets							10 years
Buildings and Components | Maximum
Property, Plant and Equipment [Line Items]
Useful lives assets							40 years
Furniture Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives assets							3 years
Furniture Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives assets							10 years